Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	11 years 2 months 12 days
Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 47.4
Benefits expected to be paid in 2023
Disclosure of defined benefit plans [line items]
Expected benefit payments	42.6
Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	41.7
Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	42.0
Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	43.9
Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 215.1
North America
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	9 years 3 months 18 days
North America | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 22.8
North America | Benefits expected to be paid in 2023
Disclosure of defined benefit plans [line items]
Expected benefit payments	20.8
North America | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	20.2
North America | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	18.9
North America | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	19.9
North America | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 85.8
United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	13 years 7 months 6 days
United Kingdom | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 13.5
United Kingdom | Benefits expected to be paid in 2023
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.2
United Kingdom | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.6
United Kingdom | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.3
United Kingdom | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.3
United Kingdom | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 71.4
Western Continental Europe
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	12 years 4 months 24 days
Western Continental Europe | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.6
Western Continental Europe | Benefits expected to be paid in 2023
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.5
Western Continental Europe | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.4
Western Continental Europe | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.7
Western Continental Europe | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.8
Western Continental Europe | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 31.8
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	6 years 3 months 18 days
Other | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.5
Other | Benefits expected to be paid in 2023
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.1
Other | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.5
Other | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.1
Other | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.9
Other | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 26.1